Summary of Condensed Combined and Consolidated Balance Sheet Related to Debtor-In-Possession (Detail) € in Millions		Sep. 30, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Jan. 01, 2015 BRL (R$)	Jun. 30, 2014 EUR (€)	May 05, 2014 BRL (R$)
Current assets
Cash and cash equivalents		R$ 5,069,121,000	R$ 6,862,684,000	R$ 7,563,251,000	R$ 14,898,063,000	R$ 2,449,206,000
Short-term investments		29,613,000	21,447,000	116,532,000			€ 897
Trade accounts receivable		7,282,232,000	7,367,442,000	7,891,078,000	8,009,805,000
Inventories		261,435,000	253,624,000	355,002,000
Recoverable taxes		634,834,000	1,123,510,000	1,542,169,000
Judicial Deposits		1,391,008,000	1,023,348,000	977,550,000		R$ 3,133,000,000
Pension plan assets		1,569,000	1,080,000	6,539,000
Other assets		1,012,530,000	780,627,000	1,083,768,000	28,911,582,000
Total current assets		22,835,476,000	23,497,727,000	26,211,728,000	37,645,377,000
Non-current assets
Long-term investments		62,110,000	114,839,000	169,473,000
Other taxes		695,033,000	627,558,000	738,825,000
Judicial Deposits		7,621,460,000	8,289,762,000	8,387,974,000	8,953,144,000
Investments		119,270,000	136,510,000	135,652,000	154,890,000
Property, plant and equipment, net		27,601,250,000	27,083,454,000	26,079,832,000	25,817,820,000
Intangible assets		8,311,040,000	9,254,839,000	10,511,059,000
Pension plan assets		1,820,534,000	1,699,392,000	1,635,322,000
Other assets		755,026,000	282,687,000	176,989,000	47,946,706,000
Total non-current assets		46,985,723,000	47,489,041,000	47,835,126,000	56,899,850,000
Total assets		69,821,199,000	70,986,768,000	74,046,854,000	94,545,227,000
Current liabilities
Trade payables					5,253,383,000
Loans and financing		500,291,000	54,251,000	54,915,000
Payroll, related taxes and benefits		848,147,000	924,560,000	668,498,000
Current income taxes payable		130,465,000	567,129,000	472,959,000
Tax financing program		188,568,000	278,277,000	105,514,000
Dividends and interest on capital		6,185,000	6,222,000	6,442,000
Licenses and concessions payable		73,768,000	20,306,000	106,677,000
Other payables		460,125,000	469,214,000	527,144,000	19,548,244,000
Total current liabilities		9,665,421,000	9,830,504,000	9,444,033,000	26,141,548,000
Non-current liabilities
Other taxes		618,443,000	867,664,000	1,073,380,000
Deferred taxes		433,520,000	497,375,000	676,005,000
Tax financing program		429,530,000	610,500,000	654,942,000
Provision for contingencies		4,792,004,000	1,368,435,000	1,129,074,000	3,717,216,000
Liability for pensions benefits		571,208,000	72,374,000
Licenses and concessions payable			604,000	4,073,000
Advance from Customer		9,371,000	67,143,000	67,773,000
Other payables		795,784,000	583,186,000	876,316,000	53,669,157,000
Total non-current liabilities		28,585,591,000	5,701,097,000	6,205,991,000	57,386,373,000
Total liabilities subject to compromise	[1]		65,139,228,000	63,746,124,000
Total liabilities		38,251,012,000	80,670,829,000	79,396,148,000
Shareholders' equity
Total Share Capital		32,038,471,000	21,438,374,000	21,438,374,000				R$ 21,431,109,000
Share Issued cost		(444,943,000)	(444,943,000)	(444,943,000)
Treasury Share		(2,803,250,000)	(5,531,092,000)	(5,531,092,000)
Other Comprehensive Income		(1,229,302,000)	(1,175,521,000)	(1,074,812,000)
Accumulated losses		(12,315,228,000)	(42,026,880,000)	(38,290,362,000)
Shareholders' equity		31,294,334,000	(9,977,517,000)	(6,140,290,000)
Total liabilities and shareholders' deficit		R$ 69,821,199,000	70,986,768,000	74,046,854,000	R$ 94,545,227,000
Debtor-in-Possession Financial Information
Current assets
Cash and cash equivalents			6,690,900,000	6,942,528,000
Short-term investments			14,605,000	106,589,000
Trade accounts receivable			6,590,543,000	6,973,983,000
Inventories			137,575,000	182,095,000
Related parts			949,851,000	848,259,000
Recoverable taxes			1,818,242,000	2,159,230,000
Judicial Deposits			1,000,519,000	948,991,000
Pension plan assets			1,072,000	6,414,000
Dividends and interest on capital			529,934,000	814,952,000
Other assets			1,546,295,000	1,823,577,000
Total current assets			19,279,536,000	20,806,620,000
Non-current assets
Long-term investments			114,839,000	169,473,000
Other taxes			626,057,000	933,049,000
Judicial Deposits			8,110,179,000	8,109,743,000
Investments			5,852,604,000	7,223,447,000
Property, plant and equipment, net			26,561,160,000	25,546,349,000
Intangible assets			9,185,107,000	9,715,303,000
Pension plan assets			1,598,792,000	1,634,695,000
Other assets			372,142,000	181,529,000
Total non-current assets			52,420,878,000	53,513,589,000
Total assets			71,700,415,000	74,320,209,000
Current liabilities
Trade payables			6,697,217,000	5,962,864,000
Loans and financing			530,051,000	501,547,000
Payroll, related taxes and benefits			575,673,000	345,980,000
Current income taxes payable			1,334,859,000	1,776,239,000
Tax financing program			271,503,000	92,748,000
Dividends and interest on capital			6,222,000	6,262,000
Licenses and concessions payable			20,306,000	106,677,000
Other payables			1,146,780,000	1,632,393,000
Total current liabilities			10,582,610,400	10,424,711,000
Non-current liabilities
Related parts			1,116,169,000	237,637,000
Other taxes			867,657,000	1,073,168,000
Deferred taxes			497,375,000	676,005,000
Tax financing program			599,047,000	633,776,000
Provision for contingencies			617,103,000	750,549,000
Liability for pensions benefits			10,433,000
Licenses and concessions payable			604,000	4,073,000
Unearned Revenue			1,596,462,000	1,661,460,000
Advance from Customer			9,964,000	10,831,000
Other payables			641,253,000	947,802,000
Total non-current liabilities			5,956,067,000	5,995,300,000
Total liabilities not subject to compromise			16,538,677,000	16,420,011,000
Total liabilities subject to compromise			65,139,227,000	63,746,124,000
Total liabilities			81,677,904,000	80,166,135,000
Shareholders' equity
Total Share Capital			21,438,374,000	21,438,374,000
Share Issued cost			(377,429,000)	(377,429,000)
Capital Reserve			13,242,374,000	13,242,374,000
Treasury Share			(5,531,092,000)	(5,531,092,000)
Other Comprehensive Income			(241,780,000)	(221,172,000)
Accumulated losses			(38,507,937,000)	(34,396,982,000)
Shareholders' equity			(9,977,489,000)	(5,845,926,000)
Total liabilities and shareholders' deficit			R$ 71,700,415,000	R$ 74,320,209,000

[1]	The total amount of prepetition liabilities subjected to compromise differs from the R$63,960,008 amount of the Creditors List prepared by the Company and filed on May 29, 2017. Per ASC 852, prepetition liabilities subject to compromise included the best estimate, as per the criteria set forth in ASC 450, of contingencies/claims subject to compromise and that in accordance with the Brazilian Law were not included in the Creditor's List.